Debt - Amortization of Deferred Financing Costs and Capitalized Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Debt Disclosure [Abstract]
Gross interest	$ 2,028	$ 2,398
Capitalized interest	2,028	2,028
Interest expense		$ 370